Acquisitions and Divestitures - Additional Information (Detail) (USD $)	3 Months Ended								12 Months Ended			0 Months Ended	3 Months Ended	0 Months Ended				1 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 05, 2015	Sep. 30, 2012	Feb. 13, 2015	Jan. 29, 2015 Licenses	Feb. 21, 2014	Sep. 02, 2013	Jul. 26, 2012
Business Acquisition [Line Items]
Cash paid to complete the Wireless Transaction									$ 58,886,000,000
Common stock, par value	$ 0.10				$ 0.10				$ 0.10	$ 0.10
Other consideration paid to Vodafone	1,650,000,000								1,650,000,000
Deferred tax liability attributable to the Wireless Transaction	57,460,000,000				41,508,000,000				57,460,000,000	41,508,000,000
Other Liabilities	5,574,000,000				5,653,000,000				5,574,000,000	5,653,000,000
License purchase and exchange transactions, net cash proceeds									2,367,000,000	2,111,000,000	363,000,000
Gain on sale of licenses									707,000,000	278,000,000
Cash paid to acquire spectrum licenses									354,000,000	580,000,000	4,298,000,000
Goodwill acquired					300,000,000				55,000,000	495,000,000
Proceeds from dispositions of businesses									120,000,000
Operating Revenues	33,192,000,000	31,586,000,000	31,483,000,000	30,818,000,000	31,065,000,000	30,279,000,000	29,786,000,000	29,420,000,000	127,079,000,000	120,550,000,000	115,846,000,000
Payments to acquire businesses, net of cash acquired					400,000,000
Access Line Sale with Frontier | Subsequent Event
Business Acquisition [Line Items]
Proceeds from dispositions of businesses												10,500,000,000
Debt assumed by Frontier												600,000,000
Number of FiOS Internet subscribers to be divested												1,500,000
Number of FiOS Video subscribers to be divested												1,200,000
Access Lines and Other Business Assets Acquired by Frontier
Business Acquisition [Line Items]
Operating Revenues										5,400,000,000
T Mobile and Cricket AWS Licenses Exchange
Business Acquisition [Line Items]
Acquisitions								500,000,000
AT&T Spectrum License Transaction Amount Received Upon Closing
Business Acquisition [Line Items]
License purchase and exchange transactions, net cash proceeds						1,900,000,000
Investment Firm Spectrum License Transaction Amount Received Upon Closing
Business Acquisition [Line Items]
License purchase and exchange transactions, net cash proceeds						200,000,000
ATT and Investment Firm License Transactions
Business Acquisition [Line Items]
Acquisitions						500,000,000
Gain on sale of licenses						300,000,000
Leap Wireless and T-Mobile USA License Purchase And Exchange
Business Acquisition [Line Items]
Acquisitions													2,600,000,000
License purchase and exchange transactions, net cash proceeds													200,000,000
FCC spectrum licenses auction
Business Acquisition [Line Items]
Cash paid to acquire spectrum licenses	900,000,000
FCC spectrum licenses auction | Subsequent Event
Business Acquisition [Line Items]
FCC auction spectrum licenses															181
Cash paid to acquire spectrum licenses														1,200,000,000	10,400,000,000
Verizon Notes
Business Acquisition [Line Items]
Aggregate principal amount of Verizon Notes	5,000,000,000								5,000,000,000							5,000,000,000
Redemption price of notes percentage									100.00%
Verizon Notes due February 21, 2022
Business Acquisition [Line Items]
Aggregate principal amount of Verizon Notes																2,500,000,000
Verizon Notes due February 21, 2025
Business Acquisition [Line Items]
Aggregate principal amount of Verizon Notes																2,500,000,000
T-Mobile Wireless licenses agreement
Business Acquisition [Line Items]
License purchase and exchange transactions, net cash proceeds			2,400,000,000
T-Mobile Wireless licenses agreement | Advanced Wireless Services Spectrum Licenses
Business Acquisition [Line Items]
Acquisitions			900,000,000
T-Mobile USA 700 MHz A Block Wireless licenses agreements | Advanced Wireless Services Spectrum Licenses
Business Acquisition [Line Items]
Acquisitions			1,600,000,000
Gain on sale of licenses									700,000,000
Redbox Instant by Verizon
Business Acquisition [Line Items]
Pre-tax loss on termination of venture	100,000,000
Vodafone Omnitel N.V.
Business Acquisition [Line Items]
Verizon ownership percentage																23.10%
Selling price (fair value) of Verizon's equity method investment in Vodafone Omnitel																3,500,000,000
Pre-tax gain on sale of equity interest									1,900,000,000
Wireless Transaction
Business Acquisition [Line Items]
Percentage of noncontrolling interest by Vodafone Group Plc in Cellco Partnership joint venture																	45.00%
Aggregate consideration to complete the Wireless Transaction																	130,000,000,000
Cash paid to complete the Wireless Transaction																58,890,000,000
Aggregate value of common shares issued to Vodafone shareholders																61,300,000,000
Common stock, par value																$ 0.10
Other consideration paid to Vodafone																1,700,000,000
Common Shares issued																1,270,000,000
Preferred stock redemption date																	2020-04
Preferred stock redemption price, per share																	$ 1,000
Preferred stock dividend rate, percentage																	5.143%
Deferred tax liability attributable to the Wireless Transaction																13,500,000,000
Wireless Transaction | Series D Preferred Stock
Business Acquisition [Line Items]
Preferred stock shares outstanding																825,000
Wireless Transaction | Series E Preferred Stock
Business Acquisition [Line Items]
Preferred stock shares outstanding																825,000
Wireless Transaction | Verizon Notes
Business Acquisition [Line Items]
Quarterly interest payment start date																May 21, 2014
Wireless Transaction | Verizon Notes due February 21, 2022
Business Acquisition [Line Items]
Debt instrument maturity date																Feb. 21, 2022
Debt instrument, description of variable rate basis																Three-month LIBOR, plus 1.222%
Wireless Transaction | Verizon Notes due February 21, 2022 | London Interbank Offered Rate (LIBOR)
Business Acquisition [Line Items]
Debt instrument, marginal rate																1.222%
Wireless Transaction | Verizon Notes due February 21, 2025
Business Acquisition [Line Items]
Debt instrument maturity date																Feb. 21, 2025
Debt instrument, description of variable rate basis																Three-month LIBOR, plus 1.372%
Wireless Transaction | Verizon Notes due February 21, 2025 | London Interbank Offered Rate (LIBOR)
Business Acquisition [Line Items]
Debt instrument, marginal rate																1.372%
Acquisition of Other Wireless Licenses and Markets
Business Acquisition [Line Items]
Goodwill acquired										200,000,000	200,000,000
Hughes Telematics Acquisition
Business Acquisition [Line Items]
Goodwill acquired																		600,000,000
Business Acquisition, Share Price																		$ 12
Business acquisition, purchase price in cash																		600,000,000
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets																		100,000,000
Business Acquisition, Purchase Price Allocation, Current Liabilities, Long-term Debt																		100,000,000
SpectrumCo and Cox TMI Wireless AWS License Acquisition
Business Acquisition [Line Items]
Acquisitions													3,900,000,000
Other Liabilities											400,000,000
Tower Monetization Transaction | Subsequent Event
Business Acquisition [Line Items]
Number of towers subject to failed sale-leaseback												11,300
Cash proceeds from failed sale-leaseback												5,000,000,000
Term of Lease												28 years
Number of towers subject to disposition												165
Cash proceeds from disposition of towers												$ 100,000,000
Minimum years of sublease capacity on towers												10 years